E3 Associated companies (Tables)	12 Months Ended
Dec. 31, 2019
Investments Accounted For Using Equity Method [Abstract]
Equity in Associated Companies

Equity in associated companies
	2019	2018
Opening balance	611	624
Investments	1,310	64
Share in earnings	(335)	58
Taxes	(5)	(5)
Dividends	(66)	(30)
Divested business	(5)	(114)
Translation differences	55	14
Closing balance	1,565	611